Note 8 - Debt - Scheduled Principal Repayments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
December 31, 2020	$ 18,112
December 31, 2021	28,735
December 31, 2022	17,390
December 31, 2023	33,523
December 31, 2024	53,608
December 31, 2025 and thereafter	134,919
Total	$ 286,287